Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000032726 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000032726 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000032726 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.73%
C000032726 [Member] | Prerefunded [Member]
Holdings [Line Items]
Percent of Total Investments	1.51%
C000032726 [Member] | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	7.06%
C000032726 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
C000032726 [Member] | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
C000032726 [Member] | School Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	26.27%
C000032726 [Member] | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	23.63%
C000032726 [Member] | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.92%
C000032726 [Member] | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.87%
C000032726 [Member] | State and Local Mortgage Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.13%
C000032726 [Member] | Refunding [Member]
Holdings [Line Items]
Percent of Total Investments	3.92%
C000032727 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.68%
C000032727 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000032727 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.45%
C000032727 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	0.23%
C000032727 [Member] | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	28.95%
C000032727 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
C000032727 [Member] | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.02%
C000032727 [Member] | School Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	31.80%
C000032727 [Member] | Turnpikes Toll Road Highway Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
C000032727 [Member] | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.48%
C000032727 [Member] | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	10.65%
C000032727 [Member] | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.37%
C000032727 [Member] | State and Local Mortgage Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.84%
C000032727 [Member] | Refunding [Member]
Holdings [Line Items]
Percent of Total Investments	0.39%
C000032727 [Member] | Ad Valorem Property [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%
C000032729 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.87%
C000032729 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000032729 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.13%
C000032729 [Member] | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	17.84%
C000032729 [Member] | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.68%
C000032729 [Member] | School Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	22.09%
C000032729 [Member] | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	18.64%
C000032729 [Member] | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	15.98%
C000032729 [Member] | State and Local Mortgage Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	13.49%
C000032729 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
C000032729 [Member] | Liabilities in excess of assets [Member]
Holdings [Line Items]
Percent of Total Investments	3.36%
C000032730 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.55%
C000032730 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000032730 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000032730 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.94%
C000032730 [Member] | Prerefunded [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000032730 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	3.35%
C000032730 [Member] | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	5.17%
C000032730 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.03%
C000032730 [Member] | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.58%
C000032730 [Member] | School Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	19.24%
C000032730 [Member] | Turnpikes Toll Road Highway Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.34%
C000032730 [Member] | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.67%
C000032730 [Member] | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.39%
C000032730 [Member] | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	20.17%
C000032730 [Member] | State and Local Mortgage Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.65%
C000032730 [Member] | Lease Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000032730 [Member] | Refunding [Member]
Holdings [Line Items]
Percent of Total Investments	6.01%
C000032732 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.47%
C000032732 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000032732 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	77.67%
C000032732 [Member] | Prerefunded [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000032732 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	1.89%
C000032732 [Member] | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000032732 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.88%
C000032732 [Member] | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
C000032732 [Member] | School Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	9.75%
C000032732 [Member] | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000032732 [Member] | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000032732 [Member] | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	49.06%
C000032732 [Member] | State and Local Mortgage Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	7.41%
C000032732 [Member] | Refunding [Member]
Holdings [Line Items]
Percent of Total Investments	2.32%
C000032734 [Member] | Aa1 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
C000032734 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
C000032734 [Member] | Federal Home Loan Bank [Member]
Holdings [Line Items]
Percent of Total Investments	79.50%
C000032734 [Member] | Federal Home Loan Mortgage Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	5.07%
C000032734 [Member] | Federal Farm Credit [Member]
Holdings [Line Items]
Percent of Total Investments	14.14%
C000093320 [Member] | A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000093320 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000093320 [Member] | Aaa AAA [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.57%
C000093320 [Member] | Aa AA [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.49%
C000093320 [Member] | Prerefunded [Member]
Holdings [Line Items]
Percent of Total Investments	0.73%
C000093320 [Member] | Airport Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	2.54%
C000093320 [Member] | Miscellaneous Public Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	3.68%
C000093320 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	4.92%
C000093320 [Member] | Hospital and Healthcare Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000093320 [Member] | School Improvement [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
C000093320 [Member] | Marina Port Authority Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	6.88%
C000093320 [Member] | Turnpikes Toll Road Highway Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.87%
C000093320 [Member] | Public Facilities Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	9.98%
C000093320 [Member] | University Consolidated Education and Building Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	12.59%
C000093320 [Member] | Municipal Utility Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	14.26%
C000093320 [Member] | State and Local Mortgage Housing Revenue [Member]
Holdings [Line Items]
Percent of Total Investments	22.45%